CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Class A ordinary shares Common Stock	Class B ordinary shares Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning at Feb. 25, 2021	$ 0	$ 0	$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Feb. 25, 2021	0	0
Increase (decrease) in stockholders' equity
Remeasurement of Class A ordinary shares to redemption value	$ 0	$ 0	(24,641)	(1,188,838)	(1,188,838)
Remeasurement of Class A ordinary shares to redemption value (in shares)	0	0
Net income (loss)	$ 0	$ 0	0	(841,299)	(841,299)
Balance at the end at Dec. 31, 2021	$ 0	$ 359	0	(2,030,137)	(2,029,778)
Balance at the end (in shares) at Dec. 31, 2021	0	3,593,750
Increase (decrease) in stockholders' equity
Net income (loss)	$ 0	$ 0		(824,761)	(824,761)
Balance at the end at Mar. 31, 2022	$ 0	$ 359		(2,854,898)	(2,854,539)
Balance at the end (in shares) at Mar. 31, 2022	0	3,593,750
Balance at the beginning at Dec. 31, 2021	$ 0	$ 359	0	(2,030,137)	(2,029,778)
Balance at the beginning (in shares) at Dec. 31, 2021	0	3,593,750
Increase (decrease) in stockholders' equity
Remeasurement of Class A ordinary shares to redemption value	$ 0	$ 0	0	(2,119,645)	(2,119,645)
Remeasurement of Class A ordinary shares to redemption value (in shares)	0	0
Net income (loss)	$ 0	$ 0	0	(837,116)	(837,116)
Balance at the end at Dec. 31, 2022	$ 0	$ 359	$ 0	(4,986,898)	(4,986,539)
Balance at the end (in shares) at Dec. 31, 2022	0	3,593,750
Increase (decrease) in stockholders' equity
Remeasurement of Class A ordinary shares to redemption value	$ 0	$ 0		(1,578,358)	(1,578,358)
Remeasurement of Class A ordinary shares to redemption value (in shares)	0	0
Net income (loss)	$ 0	$ 0		1,221,132	1,221,132
Balance at the end at Mar. 31, 2023	$ 0	$ 359		$ (5,344,124)	$ (5,343,765)
Balance at the end (in shares) at Mar. 31, 2023	0	3,593,750